Capital Stock	12 Months Ended
Dec. 28, 2013
Capital Stock [Text Block]
10.	Common Stock

During the year ended December 28, 2013, the Company issued shares of common stock as follows:

a)

The Company closed a private placement with a closing date of December 20, 2013 for 3,333,333 units for aggregate gross proceeds of $1,879,400 (CAD$2,000,000). Each unit is comprised of one common share and one common share purchase warrant of the Company. Each warrant entitles the holder thereof to acquire one common share of the Company at an exercise price of CAD$0.70 per common share for a term of five years. The Company used the residual method to value the warrants and determined the value to be nominal.

b)

The Company issued a total of 196,000 common shares pursuant to the exercise of employee and consultants’ options between the exercise prices of $0.87 and $1.17 per share for gross proceeds of $192,871. Of this amount, a total of 166,000 options with total proceed of $163,020 were exercised by the directors and officers of the Company.

c)	The Company issued 37,500 common shares pursuant to the exercise of warrants with an exercise price of $1.25 per share for proceeds of $46,875.

During the year ended December 31, 2012, the Company issued shares of common stock as follows:

a)

The Company closed three tranches of a private placement with the last closing on October 10, 2012 for 1,067,774 units for aggregate gross proceeds of $2,359,780. Proceeds of $64,050 were included in subscription receivable as at December 31, 2012. This was subsequently written off during the year ended December 28, 2013. Each unit is comprised of one common share and one half of one common share purchase warrant of the Company. Each warrant entitles the holder thereof to acquire one common share of the Company at an exercise price of $3.45 per common share for a term of two years. The fair value of the warrants was estimated to be $280,496 using the Black Scholes option pricing model, a 2 year term, an expected volatility of 66% to 67% and a risk free interest rate of 0.23% to 25%. The fair value of the warrants was recorded in the derivative liability as the warrants have an exercise price in a currency other than the Company’s functional currency.

b)

The Company issued 821,299 common shares pursuant to the exercise of employee and consultants’ options between $0.87 and $2.77 per share for proceeds of $868,768, of this a total of 565,635 options for total proceeds of $608,376 were exercised by the directors and officers of the Company.

c)	The Company issued 648,591 common shares pursuant to the exercise of warrants with an exercise price between $1.20 and $1.38 per share for proceeds of $859,285.

Warrants

Stock purchase warrants outstanding at December 28, 2013 are summarized as follows:

		Weighted Average
		Remaining
Range of Exercise Prices	Number of Warrants	Contractual Life
$0.70 - $3.45	6,887,580	3.60 years

A summary of the Company’s stock purchase warrants are as follows:

		Weighted-
		Average
	Shares	Exercise Price
Warrants outstanding at December 31, 2011	3,294,229	3.57
Warrants granted during the year	541,167	3.42
Warrants expired during the year	(29,957)	1.38
Warrants exercised during the year	(648,591)	1.32
Warrants outstanding at December 31, 2012	3,156,848	4.02
Warrants granted during the year	6,353,963	0.96
Warrants expired during the year	(2,585,731)	4.17
Warrants exercised during the year	(37,500)	1.25
Warrants outstanding at December 28, 2013	6,887,580	1.15